LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.78%
INVESTMENT COMPANY–47.78%
International Equity Fund–47.78%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	15,941,348	$260,146,868
Total Affiliated Investment (Cost $143,561,196)		260,146,868

UNAFFILIATED INVESTMENTS–51.88%
INVESTMENT COMPANIES–51.88%
International Equity Fund–48.49%
*Dimensional Investment Group– DFA International Value Portfolio	8,740,200	264,041,437
264,041,437
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	18,437,885	$18,437,885
		18,437,885
Total Unaffiliated Investments (Cost $134,250,498)		282,479,322

TOTAL INVESTMENTS–99.66% (Cost $277,811,694)	542,626,190
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,873,999
NET ASSETS APPLICABLE TO 38,960,721 SHARES OUTSTANDING–100.00%	$544,500,189

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
61	CME British Pound Currency Futures	$5,042,413	$5,105,999	6/15/26	$—	$(63,586)
58	CME Euro Foreign Exchange Currency Futures	8,399,487	8,423,083	6/15/26	—	(23,596)
76	CME Japanese Yen Currency Futures	6,017,300	6,028,901	6/15/26	—	(11,601)
					—	(98,783)
Equity Contracts:
2	CME E-mini Russell 2000 Index Futures	251,220	256,138	6/18/26	—	(4,918)
1	CME E-mini S&P 500 Index Futures	328,538	336,391	6/18/26	—	(7,853)
1	CME E-mini S&P MidCap 400 Index Futures	339,650	337,167	6/18/26	2,483	—
132	Eurex EURO STOXX 50 Futures	8,383,844	8,680,982	6/19/26	—	(297,138)
37	FTSE 100 Index Futures	4,994,778	5,032,631	6/19/26	—	(37,853)
6	ICE U.S. MSCI Emerging Markets Index Futures	436,380	451,154	6/19/26	—	(14,774)
18	OSE Nikkei 225 Index Futures	5,802,464	5,935,506	6/11/26	—	(133,042)
					2,483	(495,578)
Total Futures Contracts					$2,483	$(594,361)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.78%@
International Equity Fund-47.78%@
✧✧LVIP Dimensional International Core Equity Fund	$274,128,018	$2,772,246	$25,284,976	$7,934,358	$597,222	$260,146,868	15,941,348	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Dimensional International Equity Managed Volatility Fund–3